INVESTMENTS	3 Months Ended
Mar. 31, 2025
Schedule Of Investments
INVESTMENTS

7.	INVESTMENTS

Balance at December 31, 2024	$14,286
Change in fair value	7,173
Balance at March 31, 2025	$21,459

Fair value of investments is comprised of:

Public company shares	$21,459
Balance at March 31, 2025	$21,459

The Company holds 1,428,571 common shares (2024 – 1,428,571) and nil (2024 – nil) warrants of Windfall Geotek Inc. a publicly traded company. At March 31, 2025 the fair value of the shares was based on the quoted price of $0.015 (2024 - $0.01). As of the issue date of these condensed consolidated interim financial statements the quoted price of the shares was $0.02.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2025

Expressed in Canadian Dollars (unaudited)